Annual Total Returns - Fidelity® Momentum Factor ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Momentum Factor ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Momentum Factor ETF-Default
Bar Chart Table:
Annual Return 2017	23.72%
Annual Return 2018	(3.72%)
Annual Return 2019	24.98%